VANECK ONCHAIN ECONOMY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 82.9%
Australia : 4.8%
IREN Ltd. (USD) * 37,410 $ 1,755,650
Underline
Brazil : 3.5%
MercadoLibre, Inc. (USD) * 378 883,363
NU Holdings Ltd. (USD) * 22,798 364,996
1,248,359
Canada : 6.1%
Bitfarms Ltd. (USD) * 107,172 302,225
Hive Digital Technologies
Ltd. (USD) * † 116,298 468,681
Hut 8 Corp. (USD) * 23,660 823,605
Shopify, Inc. (USD) * 4,172 620,001
2,214,512
Cayman Islands : 0.8%
Bullish (USD) * 4,520 287,517
Underline
Hong Kong : 1.0%
Futu Holdings Ltd. (ADR) 2,072 360,342
Underline
Japan : 1.4%
Metaplanet, Inc. * 24,000 94,438
Metaplanet, Inc. (USD) * 26,900 106,443
SoftBank Group Corp.
(ADR) † 4,554 288,268
489,149
Netherlands : 0.8%
Flow Traders Ltd. * 9,304 278,413
Underline
Singapore : 1.9%
Bitdeer Technologies Group
(USD) * 40,733 696,127
Underline
South Korea : 0.8%
SK Hynix, Inc. 1,130 280,125
Underline
Taiwan : 1.0%
Sea Ltd. (ADR) * 2,000 357,460
Underline
United States : 60.8%
American Electric Power Co.,
Inc. 2,967 333,788
Applied Digital Corp. * † 41,433 950,473
BitMine Immersion
Technologies, Inc. * 6,016 312,411
Centrus Energy Corp. * † 1,044 323,713
Cipher Mining, Inc. * 129,416 1,629,347
Circle Internet Group, Inc. * 2,713 359,690
Cleanspark, Inc. * 69,361 1,005,735
Coinbase Global, Inc. * 3,405 1,149,153
CompoSecure, Inc. * 32,288 672,236
Constellation Energy Corp. 858 282,342
Core Scientific, Inc. * 76,737 1,376,662
CoreWeave, Inc. * 1,897 259,604
Entergy Corp. 3,565 332,222
EQT Corp. 6,183 336,541
Figure Technology Solutions,
Inc. * 16,940 616,108
Galaxy Digital, Inc. * † 43,166 1,459,442
Gemini Space Station, Inc. *
† 10,648 255,126
Number
of Shares Value
United States (continued)
Interactive Brokers Group,
Inc. 6,096 $ 419,466
Kinder Morgan, Inc. 8,340 236,105
Landbridge Co. LLC † 4,158 221,829
MARA Holdings, Inc. * † 32,090 585,963
Mirion Technologies, Inc. * 10,500 244,230
NRG Energy, Inc. 2,005 324,710
OGE Energy Corp. 6,003 277,759
Riot Platforms, Inc. * 49,233 936,904
Robinhood Markets, Inc. * 6,174 883,993
Solaris Energy Infrastructure,
Inc. 9,782 390,987
Strategy, Inc. * 2,177 701,451
Talen Energy Corp. * 977 415,596
Terawulf, Inc. * † 111,716 1,275,797
Tesla, Inc. * 866 385,128
The Williams Companies, Inc. 4,427 280,450
Vertiv Holdings Co. 2,082 314,091
Virtu Financial, Inc. 8,547 303,419
Vistra Corp. 2,694 527,808
WaterBridge Infrastructure
LLC * 15,820 398,980
Whitefiber, Inc. * 21,300 578,721
Xcel Energy, Inc. 5,130 413,735
21,771,715
Total Common Stocks
(Cost: $23,700,138) 29,739,369
MASTER LIMITED PARTNERSHIPS: 2.4%
Canada : 0.8%
Brookfield Renewable
Partners LP (USD) 10,531 271,594
Underline
United States : 1.6%
Alliance Resource Partners
LP 12,034 304,280
Energy Transfer LP 16,260 279,022
583,302
Total Master Limited Partnerships
(Cost: $865,671) 854,896
EXCHANGE TRADED PRODUCTS: 13.5%(a)
Liechtenstein : 1.0%
VanEck Solana ETN * ‡ 32,528 373,824
Underline
United States : 12.5%
VanEck Bitcoin ETF * ‡ 122,964 3,980,345
VanEck Ethereum ETF * ‡ 8,000 487,440
4,467,785
Total Exchange Traded Products
(Cost: $4,679,530) 4,841,609
Total Investments Before Collateral for
Securities Loaned: 98.8%
(Cost: $29,245,339) 35,435,874

VANECK ONCHAIN ECONOMY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
14.3%
Money Market Fund: 14.3%
(Cost: $5,118,185)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(x) 5,118,185 $ 5,118,185
Total Investments: 113.1%
(Cost: $34,363,524) 40,554,059
Liabilities in excess of other assets:
(13.1)% (4,703,760)
NET ASSETS: 100.0% $ 35,850,299
Definitions:
ADR Am erican Depositary Receipt
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $4,832,421.
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
(x) Rate shown is the 1-day yield as of 09/30/25.
Transactions in and earnings from securities of affiliates for the period ended September 30, 2025 were as follows:
Value
5/13/2025 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2025
Dividend
Income
VanEck Bitcoin ETF $– $3,945,228 $(52,455) $656 $86,916 $3,980,345 $–
VanEck Ethereum
ETF – 446,378 (10,217) 1,352 49,927 487,440 –
VanEck Solana ETN – 348,588 – – 25,236 373,824 –
Total
$– $4,740,194 $(62,672) $2,008 $162,079 $4,841,609 $–